Fair Value of Debt (Detail) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	[1]	$ 1,323.6	$ 1,499.4
Long-term debt, fair value		1,371.2	1,552.3
Short-term debt	[1]	219.8	39.6
Short-term debt, fair value		225.3	39.6
U.S. Private Placement - Long-Term Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	[1]	1,312.4	1,421.5
Long-term debt, fair value		1,360.0	1,472.6
Medium-term Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	[1]	0.0	77.8
Long-term debt, fair value		0.0	79.6
Other Long-Term Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	[1]	11.2	0.1
Long-term debt, fair value		11.2	0.1
Overdrafts and Other Short-Term Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	[1]	39.7	39.4
Short-term debt, fair value		39.7	39.4
Short-Term Portion of Long-Term Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	[1]	180.1	0.2
Short-term debt, fair value		$ 185.6	$ 0.2

[1]	Debt as reported in balance sheet.